Short Term Loans	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Short term loans
10.	Short term loans

On October 1, 2022, the Group entered into a loan agreement with JM Digital., INC., with a maturity date of October 1, 2023. The Group had drawn down USDT $1000 (RMB6,897.2) under the agreement, which is subject to a fixed interest rate of 12% and an origination fee rate of 2%. The loan was guaranteed by 147 units of Ant Miner (S19 series machines) that are hosted at Exponential Digital, LLC’s facilities as collateral.